Notes Payable - Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Notes Payable to Related Parties

The Company has the following related parties notes payable as of June 30, 2018 and December 31, 2017:

Note	Issuance Date	Maturity Date	Interest Rate	Original Borrowing	Balance at June 30, 2018	Balance at December 31, 2017
					(Unaudited)
Note 1 (A)	December 1, 2015	August 1, 2018	12.0%	$1,248,883	$1,198,883	$1,198,883
Note 2	December 1, 2015	August 1, 2018	12.0%	189,000	189,000	189,000
Note 3 (B)	December 1, 2015	April 1, 2017	12.0%	111,901	111,901	111,901
Note 4 (C)	August 4, 2016	December 4, 2018	12.0%	343,326	343,326	343,326
Note 5	August 4, 2016	December 4, 2018	12.0%	121,875	121,875	121,875

Total notes payable – related parties, net					$1,964,985	$1,964,985

(A)	Per the terms of the agreement, at Mr. Cutaia’s discretion (majority stockholder and Chief Executive Officer (CEO), he may convert up to $374,665 of outstanding principal, plus accrued interest thereon, into shares of common stock at a conversion rate of $0.07 per share.

(B)	As of June 30, 2018, and the date of this report, the note is past due. The Company is currently in negotiations with the note holder to settle the note payable.

(C)	A total of 30% of the note principal can be converted to shares of common stock at a conversion price $0.07 per share.

The Company has the following related parties outstanding notes payable as of December 31, 2017 and 2016:

Note	Issuance Date	Maturity Date	Interest Rate	Original Borrowing	Balance at December 31, 2017	Balance at December 31, 2016

Note 1	December 1, 2015	August 1, 2018	12.0%	$1,203,242	$1,198,883	$1,198,883
Note 2	December 1, 2015	August 1, 2018	12.0%	189,000	189,000	189,000
Note 3	December 1, 2015	April 1, 2017	12.0%	111,901	111,901	111,901
Note 4	August 4, 2016	December 4, 2018	12.0%	343,326	343,326	343,326
Note 5	August 4, 2016	December 4, 2018	12.0%	121,875	121,875	121,875

Total notes payable – related parties					$1,964,985	$1,964,985